Related Party Transactions (Details Narrative) (10-K) - USD ($)							3 Months Ended				12 Months Ended
	Jul. 01, 2020	Jun. 02, 2020	May 07, 2020	Sep. 30, 2019	Sep. 16, 2019	Sep. 13, 2017	Aug. 31, 2020	Aug. 20, 2020	Aug. 31, 2019	Nov. 30, 2018	May 31, 2020	May 31, 2019	Oct. 13, 2020	Jun. 23, 2020	May 12, 2020
Number of shares purchased				6,465,617
Proceeds from sale of private units											$ 87,700	$ 1,925,000
Number of shares issued restricted shares	150,000							150,000
General and administrative expense							$ 645,362		$ 438,953		3,170,992	$ 4,353,189
Jed Kaplan [Member]
Number of shares issued restricted shares					70,000
William H. Herrmann [Member]
Number of shares issued restricted shares		23,809
William H. Herrmann [Member] | Restricted Stock [Member]
Sale of stock, price per share			$ 1.09
Number of shares issued restricted shares		23,809	22,936
Number of shares issued restricted shares, value		$ 25,000	$ 25,000
Kaplan Promissory Note [Member]
Debt instrument, face amount															$ 45,000
Kaplan Promissory Note [Member] | Jed Kaplan [Member]
Debt instrument, face amount							$ 25,272				$ 64,728		$ 25,272	$ 90,000	$ 90,000
Equity method investment, ownership percentage							10.00%							10.00%	5.00%
I-AM Capital Partners LLC (the "Sponsor") [Member]
Number of shares agreed to be purchased under commitment							26,250				26,250
Monthly fees for office space, utilities and secretarial and administrative support											$ 10,000
General and administrative expense										$ 30,080
Private Placement [Member]
Number of shares purchased						7,000	254,500				254,500
Sale of stock, price per share							$ 10.00				$ 10.00
Proceeds from sale of private units							$ 2,545,000				$ 2,545,000
Private Placement [Member] | I-AM Capital Partners LLC (the "Sponsor") [Member]
Number of shares purchased						7,000
Sale of stock, price per share						$ 10.00